Other reserves	6 Months Ended
Jun. 30, 2020
12. Other reserves
Other reserves
12. Other reserves
	As at	As at
	30.06.20	31.12.19
	£m	£m
Currency translation reserve	4,769	3,383
Fair value through other comprehensive income reserve	(2)	(139)
Cash flow hedging reserve	1,453	388
Own credit reserve	123	(373)
Other reserves	(24)	(24)
Total	6,319	3,235

Currency translation reserve

The currency translation reserve represents the cumulative gains and losses on the retranslation of Barclays Bank Group’s net investment in foreign operations, net of the effects of hedging.

As at 30 June 2020, there was a credit balance of £4,769m (December 2019: £3,383m credit) in the currency translation reserve. The £1,386m credit movement principally reflected the strengthening of period end USD exchange rate against GBP.

Fair value through other comprehensive income reserve

The fair value through other comprehensive income reserve represents the unrealised change in the fair value through other comprehensive income investments since initial recognition.

As at 30 June 2020, there was a debit balance of £2m (December 2019: £139m debit) in the fair value through other comprehensive income reserve. The gain of £137m is principally driven by a £277m gain from the increase in fair value of bonds due to decreasing bond yields. This is partially offset by £114m of net gains transferred to the income statement and a tax charge of £42m.

Cash flow hedging reserve

The cash flow hedging reserve represents the cumulative gains and losses on effective cash flow hedging instruments that will be recycled to the income statement when the hedged transactions affect profit or loss.

As at 30 June 2020, there was a credit balance of £1,453m (December 2019: £388m credit) in the cash flow hedging reserve. The increase of £1,065m principally reflects a £1,587m increase in the fair value of interest rate swaps held for hedging purpose as major interest rate forward curves decreased. This is partially offset by £117m of gains transferred to the income statement and a tax charge of £408m

Own credit reserve

The own credit reserve reflects the cumulative own credit gains and losses on financial liabilities at fair value. Amounts in the own credit reserve are not recycled to profit or loss in future periods.

As at 30 June 2020, there was a credit balance of £123m (December 2019: £373m debit) in the own credit reserve. The movement of £496m principally reflects a £845m gain from the widening of Barclays funding spreads. This is partially offset by other activity of £209m and a tax charge of £144m.

Other reserves

As at 30 June 2020, there was a debit balance of £24m (December 2019: £24m debit) in other reserves relating to redeemed ordinary and preference shares issued by Barclays Bank Group.